Longterm Incentive Plans (Details Narrative)	1 Months Ended			12 Months Ended
	May 30, 2019 $ / shares	May 15, 2019 $ / shares	Apr. 08, 2019 $ / shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2019 CAD ($)
Statement [Line Items]
Share purchase options | $					$ 273,411
Long term incentive plan, description				the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis	the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis
Share based payment | $				$ 695,473		$ 613,631	$ 1,365,631	$ 195,305
Restricted stock units vested | shares				23,668	23,668	219,360	171,011
Unrecognized shares based payment expenses | $				$ 548,439
Performance stock units vested | $				$ 0		$ 0	$ 61,013
Fair value of options				$ 0.75
Date of grant				Dec. 29, 2021	Dec. 29, 2021
Risk free interest rate				1.181%	1.181%
Volatility				90.00%	90.00%
Market price of common shares on grant date	$ 2.50	$ 3.00	$ 3.50	$ 0.83
Expected life				3 years	3 years
Volume weighted average price				$ 0.10
Restricted Stock Unit [Member] | Share-based payment arrangement [member]
Statement [Line Items]
Salaries, wages and employment expenses | $				$ 219,360			0
Performance Stock Units [member] | Share-based payment arrangements [member]
Statement [Line Items]
Salaries, wages and employment expenses | $				$ 6,359			$ 0
Bottom of Range [Member]
Statement [Line Items]
Fair value of options				$ 0.11
Bottom of Range [Member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant				Nov. 04, 2019	Nov. 04, 2019
Risk free interest rate				0.20%	0.20%
Volatility				80.00%	80.00%
Expected life				1 year	1 year
Volume weighted average price				$ 0.15
Exercise price				0.11
Top of range [member]
Statement [Line Items]
Fair value of options				$ 1.64
Top of range [member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant				Nov. 29, 2021	Nov. 29, 2021
Risk free interest rate				1.46%	1.46%
Volatility				188.00%	188.00%
Expected life				5 years	5 years
Volume weighted average price				$ 3.22
Exercise price				$ 1.79